REIMBURSEMENT RIGHTS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2018
REIMBURSEMENT RIGHTS AND OBLIGATIONS
REIMBURSEMENT RIGHTS AND OBLIGATIONS

NOTE 11 - REIMBURSEMENT RIGHTS AND OBLIGATIONS

	12/31/2018	12/31/2017
Reimbursement rights
CURRENT ASSETS
CCC	454,139	2,967,693
Provision CCC - PECLD	—	(1,439,090)
Reimbursement of CDE	—	39,191
	454,139	1,567,794

NON-CURRENT ASSETS
CCC	8,827,501	9,497,829
Provision CCC - PECLD	(3,025,329)	—
Portion of gas transportation	—	(2,988,797)
	5,802,172	6,509,032
Total of reimbursement rights	6,256,311	8,076,826

Reimbursement obligations
CURRENT LEABILITIES

PROINFA	1,250,619	1,346,660
Reimbursement of CDE	—	45,882
	1,250,619	1,392,542
NON-CURRENT LEABILITIES
CCC	—	1,062,634
	—	1,062,634
Total of reimbursement obligations	1,250,619	2,455,176

Fuel consumption account - CCC

The fuel consumption account refers to the amounts receivable and payable in the respective years. The Company, on December 31, 2018, presented an amount receivable of R$ 6,256,311 (R$ 12,465,522 as of December 31, 2017), and the balance of liability for reimbursement was settled in 2018 (R$ 1,062,634 as of December 31, 2017).

After the enactment of Law No. 12,783, Eletrobras has no longer the obligation to make contributions to the CCC Account. Despite this, the CCC Account has not been eliminated. Available balances will continue to be distributed to generation and distribution companies which incurred additional expenses as a result of the use of thermoelectric plants in case of unfavorable hydroelectric conditions. In order to ensure the viability of the CCC Account, Law No. 12,783 allows transfers to be made between the Energy Development Account (CDE) and the CCC Account.

Gas Supply Contract and Inspection by ANEEL

The gas supply contract provides for the transportation portion of the “open book” modality, characterized by the reimbursement of direct and indirect costs of the contractor and remuneration for the investment comes through a fixed rate to be applied on the total costs proven to have been incurred.

In this context, they should be determined by the Committee to Review the Transportation Portion and passed on to the transportation portion. The variables that composed the price of the transportation portion were not duly consolidated between the parts of the Committee. Given the controversy, ANEEL in turn, given the transfer of costs for the gas contract to the CCC fund, went on to deliberate on this matter in case No. 48500.000289/2014-66.

On August 28, 2017, the Company filed an administrative appeal requesting suspensive effect of the recommendations contained in order No. 2,504 of August 16, 2017, which is being analyzed by ANEEL.

Therefore, due to the above context and considering Writ of Mandamus No. 0026107-81.2012.4.01.3400, the Company recognized a provision for losses regarding possible glosses that may be applied.

Considering that ANEEL ruled the Administrative Appeals trial, in 2018 provisional protection was obtained in the records of the aforementioned Writ of Mandamus that determined the immediate withdrawal of the case and the impediment of judgment of the Appeals until a subsequent decision of the Presidency of the Sixth Class concerning the existence or non-existence of a breach of a judgment favorable to the subsidiary Amazonas Distribuidora. On March 19, 2019, ANEEL, by decision of its board of directors, acknowledged the right to receive credits from CCC to the subsidiary Amazonas Distribuidora, in the amount of R$ 1,591,670 relating to the inspection of the period from July 30, 2009 to June 30, 2016.

In addition, ANEEL verified the right of the subsidiary to receive, as inefficiency established by law No. 13,299/2016, the amount of R$ 1,357,794 (historical value), to be received from the federal government. These credits must be transferred from the subsidiary to the Company upon signature of its contract for the purchase and sale of shares, object of tender No. 2/2018 - PPI/PND, pursuant to the decision of the 170th Extraordinary General Meeting, see note 47.5.